Employee Benefits - Summary of Employee Benefits Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Retirement pay liability provision	₺ 222,164	₺ 160,613	₺ 149,449
Unused vacation provision	72,167	64,134
Total	₺ 294,331	₺ 224,747